Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	2,023,618
Proposed Maximum Offering Price per Unit | $ / shares	0.5707
Maximum Aggregate Offering Price	$ 1,154,878.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 159.49
Offering Note	This Registration Statement on Form S-8 (the “Registration Statement”) covers (i) shares of Class A common stock, $0.001 par value per share (“Class A Common Stock”), of Beneficient (the “Registrant”) authorized for issuance under the Beneficient 2023 Long-Term Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Class A Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.Includes (i) 1,773,618 shares of the Registrant’s Class A Common Stock that have or will become reserved for issuance as a result of the “evergreen” provision of the Plan and (ii) 250,000 shares of Class A Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share recycling provision of the Plan. See Explanatory Note.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($0.5942) and low ($0.5472) prices of the shares of Class A Common Stock on The Nasdaq Capital Market on December 1, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).